Accounts and Notes Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Beginning balance	$ 19,291,772	$ 15,827,348
provision for doubtful accounts	2,601,781	3,145,087
Less: write-off
Exchange rate effect	(701,704)	319,336
Ending balance	$ 21,191,849	$ 19,291,772